Related-Party Transactions - Related party loans (Details) - USD ($)	1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related-Party Transactions
Proceeds from related party loans			$ 5,000,000	$ 12,500,000	$ 23,000,000	$ 20,500,000
Interest expense			96,000	1,054,000	$ 2,306,000	1,315,000
Common stock
Related-Party Transactions
Number of shares issued upon conversion of related party loans					17,002,230
Related party
Related-Party Transactions
Interest rate percentage		4.60%
Interest expense			91,000	$ 1,035,000	$ 2,271,000	1,305,000
Interest payable	$ 0		$ 100,000		0
Amount of principal and interest converted into shares	66,100,000
Loan outstanding	$ 0				0	39,000,000
Related party | Common stock
Related-Party Transactions
Number of shares issued upon conversion of related party loans	17,002,230
Related party | Multiple Loan Agreements with NKMAX [Member]
Related-Party Transactions
Proceeds from related party loans					$ 23,000,000.0	$ 20,500,000
Interest rate percentage	4.60%				4.60%
Related party | Related party loans with NKMAX
Related-Party Transactions
Proceeds from related party loans		$ 5,000,000.0
Amount of principal and interest converted into shares	$ 66,100,000
Number of shares issued upon conversion of related party loans	17,002,230